Business combination - Summary of fair values of the major components of the consideration transferred (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
HIEP HIEP THANH Investment Company Limited
Disclosure Of fair values of the major components of the consideration transferred [Line Items]
Cash	₩ 132,519